Condensed Interim Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Retained Earnings [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Total
Balance at Dec. 31, 2024	$ 51,546,940	$ (43,644,831)	$ 24,580	$ 7,926,689
Balance, shares at Dec. 31, 2024	131,304,499
Stock-based compensation	$ 43,868			43,868
Net income (loss) and comprehensive income (loss)		60,142		60,142
Balance at Mar. 31, 2025	$ 51,590,808	(43,584,689)	24,580	8,030,699
Balance, shares at Mar. 31, 2025	131,304,499
Balance at Dec. 31, 2025	$ 51,800,715	(43,188,014)	24,580	8,637,281
Balance, shares at Dec. 31, 2025	131,304,499
Stock-based compensation	$ 45,038			45,038
Net income (loss) and comprehensive income (loss)		(814,564)		(814,564)
Balance at Mar. 31, 2026	$ 51,845,753	$ (44,002,578)	$ 24,580	$ 7,867,755
Balance, shares at Mar. 31, 2026	131,304,499